FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES, Credit Risk (Details) - Credit Risk [Member] - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Maximum credit risk exposure [Abstract]
Financial assets	$ 19,163,552	$ 4,491,829
Impairment losses recognized on receivables	63,722	0
Cash and Cash Equivalents [Member]
Maximum credit risk exposure [Abstract]
Financial assets	18,857,088	4,432,150
Trade and Other Receivables [Member]
Maximum credit risk exposure [Abstract]
Financial assets	27,412	59,679
Other Assets [Member]
Maximum credit risk exposure [Abstract]
Financial assets	$ 279,052	$ 0